Financial instruments - Summary of Financial Instruments (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	R$ 4,517,497	R$ 3,519,632
Amortized cost | Trade payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	2,578,248	2,301,700
Amortized cost | Lease liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	184,419	155,253
Amortized cost | Borrowings
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	965,475	710,552
Amortized cost | Obligations to FIAGRO quota holders
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	150,018
Amortized cost | Payables for the acquisition of subsidiaries
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	275,209	164,431
Amortized cost | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	0
Amortized cost | Salaries and social charges
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	223,376	187,285
Amortized cost | Commodity forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	0
Amortized cost | Dividends payable
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,619	411
Amortized cost | Warrant liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0
Amortized cost | Liability for FPA Shares
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	139,133
Fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	287,521	34,159
Fair value through profit or loss | Trade payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value through profit or loss | Lease liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value through profit or loss | Borrowings
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value through profit or loss | Obligations to FIAGRO quota holders
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0
Fair value through profit or loss | Payables for the acquisition of subsidiaries
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value through profit or loss | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	44,008	7,121
Fair value through profit or loss | Salaries and social charges
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		0
Fair value through profit or loss | Commodity forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	207,067	27,038
Fair value through profit or loss | Dividends payable
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value through profit or loss | Warrant liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	36,446
Fair value through profit or loss | Liability for FPA Shares
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0
Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	2,847,742	1,835,697
Amortized cost | Trade receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	2,708,540	1,834,353
Amortized cost | Commodity forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Amortized cost | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Amortized cost | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	139,202	1,344
Fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	155,271	40,477
Fair value through profit or loss | Trade receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value through profit or loss | Commodity forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	114,861	32,800
Fair value through profit or loss | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	40,410	7,677
Fair value through profit or loss | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	R$ 0	R$ 0